Financing Receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivables on Non-accrual Status
Total Receivables	$ 168	$ 231
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	65	53
Lease receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	2	13
Lease receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	63	40
Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	104	178
Loan receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	13	27
Loan receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	$ 91	$ 151